OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Sep. 30, 2015
Other Non-Current Assets

Other non-current assets consisted of the following:

		As of September 30,
		2014	2015
		US$	US$
Long-term prepaid expenses	(1)	1,903	2,135
Rental deposits	(2)	225	240

		2,128	2,375

(1)	Long-term prepaid expenses represent golf club membership fees. The amortization of the long term prepaid expenses was made within a ten-year amortizing period and was recorded as “general and administrative expenses” on the consolidated statements of operations.
(2)	Rental deposits represent office rental deposits for the Group’s daily operations. These deposits are classified as non-current deposits since they will not be refunded within one year.